Property and Plant and Equipment	6 Months Ended
Dec. 31, 2024
Property and Plant and Equipment [Abstract]
PROPERTY AND PLANT AND EQUIPMENT
11.	PROPERTY AND PLANT AND EQUIPMENT

	31 December 2024 $	30 June 2024 $
Office equipment – Cost	31,084	30,924
Office equipment - Accumulated depreciation	(29,987)	(30,071)
Office equipment – Net of accumulated depreciation	1,097	853

Carrying value at beginning of period	853	7,555
Additions	1,107	-
Depreciation charge for the period	(871)	(6,642)
Foreign exchange	8	(60)
Carrying value at end of period	1,097	853